Fair value disclosures	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value disclosures
Fair value disclosures

A.	Fair value measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1 – Quoted prices for identical instruments in active markets.

•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3 – Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1.  In some cases where market prices are not available, we make use of observable market based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Fair value measurement includes the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or Caterpillar) will not be fulfilled.  For financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (certain Level 2 and Level 3), our fair value calculations have been adjusted accordingly.

Available-for-sale securities
Our available-for-sale securities, primarily at Insurance Services, include a mix of equity and debt instruments (see Note 11 for additional information).  Fair values for our U.S. treasury bonds and equity securities are based upon valuations for identical instruments in active markets.  Fair values for other government bonds, corporate bonds and mortgage-backed debt securities are based upon models that take into consideration such market-based factors as recent sales, risk-free yield curves and prices of similarly rated bonds.

Derivative financial instruments
The fair value of interest rate swap derivatives is primarily based on models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency and commodity forward, option and cross currency contracts is based on a valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Guarantees
The fair value of guarantees is based on our estimate of the premium a market participant would require to issue the same guarantee in a stand-alone arms-length transaction with an unrelated party. If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured on a recurring basis at fair value, primarily related to Financial Products, included in Statement 3 as of December 31, 2013, 2012 and 2011 are summarized below:

	December 31, 2013
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	120	—	120

Corporate bonds
Corporate bonds	—	633	—	633
Asset-backed securities	—	72	—	72

Mortgage-backed debt securities
U.S. governmental agency	—	321	—	321
Residential	—	18	—	18
Commercial	—	93	—	93

Equity securities
Large capitalization value	254	—	—	254
Smaller company growth	49	—	—	49
Total available-for-sale securities	313	1,257	—	1,570

Derivative financial instruments, net	—	161	—	161
Total Assets	$313	$1,418	$—	$1,731

Liabilities
Guarantees	$—	$—	$13	$13
Total Liabilities	$—	$—	$13	$13

	December 31, 2012
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	146	—	146

Corporate bonds
Corporate bonds	—	664	—	664
Asset-backed securities	—	96	—	96

Mortgage-backed debt securities
U.S. governmental agency	—	299	—	299
Residential	—	25	—	25
Commercial	—	127	—	127

Equity securities
Large capitalization value	185	—	—	185
Smaller company growth	34	—	—	34
Total available-for-sale securities	229	1,357	—	1,586

Derivative financial instruments, net	—	154	—	154
Total Assets	$229	$1,511	$—	$1,740

Liabilities
Guarantees	$—	$—	$14	$14
Total Liabilities	$—	$—	$14	$14

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets / Liabilities, at Fair Value
Assets
Available-for-sale securities
Government debt
U.S. treasury bonds	$10	$—	$—	$10
Other U.S. and non-U.S. government bonds	—	92	—	92

Corporate bonds
Corporate bonds	—	572	—	572
Asset-backed securities	—	111	—	111

Mortgage-backed debt securities
U.S. governmental agency	—	310	—	310
Residential	—	30	—	30
Commercial	—	145	—	145

Equity securities
Large capitalization value	148	—	—	148
Smaller company growth	29	—	—	29
Total available-for-sale securities	187	1,260	—	1,447

Derivative financial instruments, net	—	145	—	145
Total Assets	$187	$1,405	$—	$1,592

Liabilities
Guarantees	$—	$—	$7	$7
Total Liabilities	$—	$—	$7	$7

Below are roll-forwards of liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2013, 2012 and 2011.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a market participant.

(Millions of dollars)	Guarantees
Balance at December 31, 2010	$10
Issuance of guarantees	4
Expiration of guarantees	(7)
Balance at December 31, 2011	$7
Acquisitions	6
Issuance of guarantees	7
Expiration of guarantees	(6)
Balance at December 31, 2012	$14
Issuance of guarantees	6
Expiration of guarantees	(7)
Balance at December 31, 2013	$13

In addition to the amounts above, Cat Financial impaired loans are subject to measurement at fair value on a nonrecurring basis. A loan is considered impaired when management determines that collection of contractual amounts due is not probable.  In these cases, an allowance for credit losses may be established based primarily on the fair value of associated collateral.  As the collateral’s fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements. Cat Financial had impaired loans with a fair value of $81 million, $117 million and $96 million for the years ended December 31, 2013, 2012 and 2011, respectively.

B.	Fair values of financial instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair value measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

Cash and short-term investments
Carrying amount approximated fair value.

Restricted cash and short-term investments
Carrying amount approximated fair value.  Restricted cash and short-term investments are included in Prepaid expenses and other current assets in Statement 3.

Finance receivables
Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Wholesale inventory receivables
Fair value was estimated by discounting the future cash flows using current rates, representative of receivables with similar remaining maturities.

Short-term borrowings
Carrying amount approximated fair value.

Long-term debt
Fair value for fixed and floating rate debt was estimated based on quoted market prices.

Please refer to the table below for the fair values of our financial instruments.

TABLE III—Fair Values of Financial Instruments
	2013		2012		2011
(Millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Assets at December 31,
Cash and short-term investments	$6,081	$6,081	$5,490	$5,490	$3,057	$3,057	1	Statement 3
Restricted cash and short-term investments	53	53	53	53	87	87	1	Statement 3
Available-for-sale securities	1,570	1,570	1,586	1,586	1,447	1,447	1 & 2	Notes 11 & 19
Finance receivables–net (excluding finance leases 1)	16,049	15,913	15,404	15,359	12,689	12,516	2	Note 6 & 19
Wholesale inventory receivables–net (excluding finance leases 1)	1,529	1,467	1,674	1,609	1,591	1,505	2	Note 6 & 19
Foreign currency contracts–net	45	45	—	—	—	—	2	Notes 3 & 19
Interest rate swaps–net	116	116	219	219	241	241	2	Notes 3 & 19
Commodity contracts–net	—	—	1	1	—	—	2	Notes 3 & 19

Liabilities at December 31,
Short-term borrowings	3,679	3,679	5,287	5,287	3,988	3,988	1	Note 13
Long-term debt (including amounts due within one year):
Machinery and Power Systems	8,759	9,905	9,779	11,969	8,973	10,737	2	Note 14
Financial Products	25,312	25,849	25,077	26,063	21,631	22,674	2	Note 14
Foreign currency contracts–net	—	—	66	66	89	89	2	Notes 3 & 19
Commodity contracts–net	—	—	—	—	7	7	2	Notes 3 & 19
Guarantees	13	13	14	14	7	7	3	Note 21

[1]	Total excluded items have a net carrying value at December 31, 2013, 2012 and 2011 of $8,053 million, $7,959 million and $7,324 million, respectively.